Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,311	$ 2,790	$ 2,795	$ 1,165
Provision for credit losses
Model changes	25		25
Originations	129	206	489	685
Maturities	(245)	(333)	(817)	(505)
Changes in risk, parameters and exposures	(182)	327	(124)	1,782
Write-offs	(34)	(163)	(183)	(299)
Recoveries	18	12	45	40
Exchange rate and other	3	(66)	(205)	(95)
Balance at end of period	2,025	2,773	2,025	2,773
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	764	1,246	995	281
Provision for credit losses
Model changes	1		1
Transfers to Stage 1	194	6	449	72
Transfers to Stage 2	(20)	(111)	(107)	(156)
Transfers to Stage 3	(2)	(11)	(4)	(13)
Originations	129	206	489	685
Maturities	(116)	(233)	(414)	(310)
Changes in risk, parameters and exposures	(346)	(38)	(747)	500
Exchange rate and other	6	(19)	(52)	(13)
Balance at end of period	610	1,046	610	1,046
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,024	807	1,132	396
Provision for credit losses
Model changes	24		24
Transfers to Stage 1	(193)	(5)	(445)	(69)
Transfers to Stage 2	21	112	134	158
Transfers to Stage 3	(17)	(47)	(54)	(92)
Maturities	(129)	(100)	(403)	(195)
Changes in risk, parameters and exposures	174	250	594	812
Exchange rate and other	9	(13)	(69)	(6)
Balance at end of period	913	1,004	913	1,004
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	523	737	668	488
Provision for credit losses
Transfers to Stage 1	(1)	(1)	(4)	(3)
Transfers to Stage 2	(1)	(1)	(27)	(2)
Transfers to Stage 3	19	58	58	105
Changes in risk, parameters and exposures	(10)	115	29	470
Write-offs	(34)	(163)	(183)	(299)
Recoveries	18	12	45	40
Exchange rate and other	(12)	(34)	(84)	(76)
Balance at end of period	$ 502	$ 723	$ 502	$ 723